Intangible Assets - Schedule of Amortization (Details) $ in Millions	Dec. 31, 2024 USD ($)
Amortization [Member]
Schedule of Amortization [Line Items]
2025	$ 3,733
2026	3,733
2027	3,733
2028	3,733
2029	3,733
Net Carrying Value [Member]
Schedule of Amortization [Line Items]
2025	58,239
2026	54,506
2027	50,773
2028	47,040
2029	$ 43,307